Property, Equipment And Software - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	¥ 33,859	$ 5,055	¥ 19,849